Risk management policies - Additional Information (Details) € in Millions, £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 GBP (£)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 GBP (£)	Dec. 31, 2021 GBP (£)
Disclosure of detailed information about borrowings [line items]
Borrowings				£ 4,363.1		£ 4,465.1	£ 4,441.7
Revenue less pass-through cost	31.00%		31.00%	31.00%
Percentage weakening in net sales	70.00%
Total committed facilities available				£ 6,352.7
Percentage of trade receivables	6.00%	6.00%
Interest rate risk
Disclosure of detailed information about borrowings [line items]
Percentage increase in market interest rate	1.00%
Potential amount of change due to an increase or decrease in risk				£ 18.6		19.9
Percentage decrease in market interest rate	1.00%
US dollar borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings | $	$ 1,874	$ 1,667
US dollar borrowings | Weighted average
Disclosure of detailed information about borrowings [line items]
Borrowings | $	$ 2,511	$ 1,667
US dollar borrowings | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Percentage of debt	100.00%
Average interest rate	4.62%		4.62%	4.62%
Average period of debt	66 months
Sterling Borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings				£ 1,094.0		1,094.0
Sterling Borrowings | Weighted average
Disclosure of detailed information about borrowings [line items]
Borrowings				£ 1,173.0		£ 1,094.0
Sterling Borrowings | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Percentage of debt	100.00%
Average interest rate	2.97%		2.97%	2.97%
Average period of debt	130 months
Sterling Borrowings | Currency risk
Disclosure of detailed information about borrowings [line items]
Percentage weakening of sterling against major currencies	10.00%		10.00%	10.00%
Percentage increase of sterling against major currencies	10.00%		10.00%	10.00%
Euro Borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings | €			€ 2,100		€ 2,350
Euro Borrowings | Weighted average
Disclosure of detailed information about borrowings [line items]
Borrowings | €			€ 2,321		€ 2,404
Euro Borrowings | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Percentage of debt	100.00%
Average interest rate	2.12%		2.12%	2.12%
Average period of debt	48 months